RIGHT-OF USE ASSETS AND LEASE LIABILITIES	12 Months Ended
Dec. 31, 2022
Lessee Disclosure [Abstract]
RIGHT-OF USE ASSETS AND LEASE LIABILITIES	RIGHT-OF USE ASSETS AND LEASE LIABILITIES
The Company leases real estate, computer hardware and vehicles for use in our operations under both operating and finance leases. Our leases have remaining lease terms ranging from 1 year to 10 years, some of which include options to extend the term for up to 10 years, and some of which include options to terminate the leases. The Company includes options to extend or terminate the lease when it is reasonably certain that we will exercise that option. For the majority of leases entered into during the current period, we have concluded it is not reasonably certain that we would exercise the options to extend the lease or terminate the lease early. Therefore, as of the lease commencement date, our lease terms generally do not include these options. Leasehold improvements are depreciated using the straight-line method over the shorter of the estimated useful life or the remaining term of the lease. Our leasehold improvements have lives ranging from 1 year to 10 years. Operating and finance lease cost for the year ended December 31, 2022 were as follows:

(In thousands, USD)	Classification in Statement of operations	December 31, 2022
Operating lease cost	Selling, general and administrative	$3,531
Finance lease cost
Amortization of leased assets	Depreciation and amortization	$350
Interest on lease liabilities	Interest expense	17
Total finance lease cost		$367
Rent expense for the years ended December 31, 2022, and 2021 was $3.5 million and $2.7 million, respectively.
Supplemental disclosure for the balance sheet related to finance leases were as follows:

(In thousands, USD)	December 31, 2022
Assets
Finance lease right-of-use assets included in property and equipment, net	$250
Liabilities
Current portion of finance lease liabilities included in accrued liabilities	$115
Non-current portion of finance lease liabilities included in other long-term liabilities	135
Total finance lease liabilities	$250
The weighted-average remaining lease term and the weighted-average discount rate of our leases were as follows:

December 31, 2022
Weighted average remaining lease term (in years)
Operating leases	7.71 years
Finance leases	2.05 years
Weighted average discount rate:
Operating leases	7.6%
Finance leases	5.5%
The future minimum lease payments under operating and finance leases at December 31, 2022 for the next five years are as follows:

	Operating Leases	Finance Leases
(In thousands, USD)	Amount	Amount
2023	$2,532	$128
2024	1,877	113
2025	1,662	24
2026	1,370	—
2027	1,385	—
Thereafter	6,220	—
Total minimum lease payments	15,046	265
Interest expense	(3,960)	(15)
Total	11,086	250

RIGHT-OF USE ASSETS AND LEASE LIABILITIES	RIGHT-OF USE ASSETS AND LEASE LIABILITIES
The Company leases real estate, computer hardware and vehicles for use in our operations under both operating and finance leases. Our leases have remaining lease terms ranging from 1 year to 10 years, some of which include options to extend the term for up to 10 years, and some of which include options to terminate the leases. The Company includes options to extend or terminate the lease when it is reasonably certain that we will exercise that option. For the majority of leases entered into during the current period, we have concluded it is not reasonably certain that we would exercise the options to extend the lease or terminate the lease early. Therefore, as of the lease commencement date, our lease terms generally do not include these options. Leasehold improvements are depreciated using the straight-line method over the shorter of the estimated useful life or the remaining term of the lease. Our leasehold improvements have lives ranging from 1 year to 10 years. Operating and finance lease cost for the year ended December 31, 2022 were as follows:

(In thousands, USD)	Classification in Statement of operations	December 31, 2022
Operating lease cost	Selling, general and administrative	$3,531
Finance lease cost
Amortization of leased assets	Depreciation and amortization	$350
Interest on lease liabilities	Interest expense	17
Total finance lease cost		$367
Rent expense for the years ended December 31, 2022, and 2021 was $3.5 million and $2.7 million, respectively.
Supplemental disclosure for the balance sheet related to finance leases were as follows:

(In thousands, USD)	December 31, 2022
Assets
Finance lease right-of-use assets included in property and equipment, net	$250
Liabilities
Current portion of finance lease liabilities included in accrued liabilities	$115
Non-current portion of finance lease liabilities included in other long-term liabilities	135
Total finance lease liabilities	$250
The weighted-average remaining lease term and the weighted-average discount rate of our leases were as follows:

December 31, 2022
Weighted average remaining lease term (in years)
Operating leases	7.71 years
Finance leases	2.05 years
Weighted average discount rate:
Operating leases	7.6%
Finance leases	5.5%
The future minimum lease payments under operating and finance leases at December 31, 2022 for the next five years are as follows:

	Operating Leases	Finance Leases
(In thousands, USD)	Amount	Amount
2023	$2,532	$128
2024	1,877	113
2025	1,662	24
2026	1,370	—
2027	1,385	—
Thereafter	6,220	—
Total minimum lease payments	15,046	265
Interest expense	(3,960)	(15)
Total	11,086	250